11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of financial assets measured at fair value by level

As at December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Cash	$182,794	$-	$-	$182,794
Restricted cash	167,910	-	-	167,910
	$350,704	$-	$-	$350,704

As at December 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Cash	$518,196	$-	$-	$518,196
Restricted cash	4,175	-	-	4,175
Investments – available for sale	84,862	-	-	84,862
	$607,233	$-	$-	$607,233